October 31, 2012	27346.00041

VIA E-MAIL

Ms. Elaine E. Richards, Esq.
c/o U.S. Bancorp Fund Services, LLC
2020 E. Financial Way, Suite 100
Glendora, CA  91741

Re:	Rule 485(b) Representation of Counsel

Dear Ms. Richards:

We are counsel to Professionally Managed Portfolios (the “Registrant”).  You have asked us to review Post-Effective Amendment No. 476 to the Registrant’s Registration Statement on Form N-1A (File Nos. 33-12213 and 811-05037) (the “Amendment”) on behalf of Registrant’s series, Congress All Cap Opportunity Fund and Congress Mid Cap Growth Fund, which is being filed pursuant to paragraph (b)(1) of Rule 485 under the Securities Act of 1933, as amended.

Based on our limited review of the sections of the Amendment that you have indicated implement changes to the Registrant’s disclosures, we hereby represent our view that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Very truly yours,

Max Shakin
for PAUL HASTINGS LLP